                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     Donna Gindrup     Galveston, Texas       April 22, 2005


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $138,194 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name



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Kempner Capital Management
FORM 13F
June 30, 2005

                                                                                                          Voting Authority
                                   Title of              Value       Shares/  Sh/  Invstmt   Other
Name of Issuer                     Class     CUSIP       (x$1000)    Prn Amt  Prn  Dscretn   Managers   Sole     Shared     None
--------------                     -----     -----       --------    -------  ---  -------   --------   ----     ------     ----

Alcoa Inc                        COM       013817101     1268        48535   SH    Sole                 48535
Alltel Corp.                     COM       020039103    25273       405798   SH    Sole                405798
Am Finl Realty Tr REIT           COM       02607P305      829        53920   SH    Sole                 53920
American Axle & Manf             COM       024061103     3949       156255   SH    Sole                156255
American Intl Group              COM       026874107     1964        33810   SH    Sole                 33810
Bank of America Corp.            COM       060505104     2184        47890   SH    Sole                 47890
BellSouth Corp                   COM       079860102     3852       144975   SH    Sole                144975
Blyth Inc.                       COM       09643P108     2137        76200   SH    Sole                 76200
CONSOL Energy Inc.               COM       20854P109     2091        39030   SH    Sole                 39030
Cullen Frost Bankers             COM       229899109     4358        91456   SH    Sole                 91456
Deluxe Corporation               COM       248019101     2969        73140   SH    Sole                 73140
Dow Chemical Co                  COM       260543103     1300        29190   SH    Sole                 29190
Ener Conv Devices Inc            COM       292659109      375        16766   SH    Sole                 16766
Enzo Biochem Inc.                COM       294100102      940        52401   SH    Sole                 52401
Fannie Mae                       COM       313586109     4429        75847   SH    Sole                 75847
Flagstar Bancorp Inc.            COM       337930101     2049       108220   SH    Sole                108220
Freddie Mac                      COM       313400301     3987        61120   SH    Sole                 61120
Gannett Company Inc              COM       364730101     1218        17130   SH    Sole                 17130
General Mills Inc                COM       370334104     1985        42420   SH    Sole                 42420
Jefferson-Pilot Corp.            COM       475070108     1274        25260   SH    Sole                 25260
Johnson Controls Inc             COM       478366107     2044        36285   SH    Sole                 36285
Lafarge No America Inc           COM       505862102     1870        29944   SH    Sole                 29944
MBIA Inc.                        COM       55262C100     1532        25825   SH    Sole                 25825
Manpower Inc.                    COM       56418H100      385         9675   SH    Sole                  9675
Marsh & McLennan                 COM       571748102     3315       119660   SH    Sole                119660
Morgan Stanley                   COM       617446448     1664        31720   SH    Sole                 31720
NiSource Inc.                    COM       65473P105     4318       174610   SH    Sole                174610
Noble Energy Inc.                COM       655044105     1055        13942   SH    Sole                 13942
North Fork Bancorp Inc.          COM       659424105     2241        79770   SH    Sole                 79770
Pepco Holdings Inc               COM       713291102      977        40800   SH    Sole                 40800
Pfizer, Inc.                     COM       717081103     4917       178280   SH    Sole                178280
RadioShack Corporation           COM       750438103     2145        92590   SH    Sole                 92590
Reebok International             COM       758110100     3360        80335   SH    Sole                 80335
SBC Communications               COM       78387G103     3030       127560   SH    Sole                127560
Sara Lee Corporation             COM       803111103     1284        64840   SH    Sole                 64840
Univ. Health Svcs cl B           COM       913903100     2212        35570   SH    Sole                 35570
Ventas Inc.REIT                  COM       92276F100     2146        71076   SH    Sole                 71076
Verizon Comm. Inc.               COM       92343V104     3671       106250   SH    Sole                106250
Washington Federal, Inc.         COM       938824109     1861        79138   SH    Sole                 79138
Wyeth                            COM       983024100     2402        53985   SH    Sole                 53985
Zions Bancorp                    COM       989701107     1629        22160   SH    Sole                 22160
Assured Guaranty Ltd                       G0585R106     1413        60470   SH    Sole                 60470
Can. Natl. Railway Co.                     136375102      686        11905   SH    Sole                 11905
Can. Natural Res Ltd.                      136385101      632        17360   SH    Sole                 17360
Canon Inc ADR                              138006309     1320        25075   SH    Sole                 25075
DSM NV                                     23332H202     2426       141604   SH    Sole                141604
Nokia Corporation                          654902204     3999       240340   SH    Sole                240340
RenaissanceRe HlgLtd                       G7496G103     2493        50630   SH    Sole                 50630
Sappi Ltd. ADR                             803069202     2539       234660   SH    Sole                234660
Scottish Power                             81013T705     1224        34381   SH    Sole                 34381
Toyota Motor Corp ADS                      892331307     1352        18905   SH    Sole                 18905
XL Capital Ltd.                            G98255105     1945        26132   SH    Sole                 26132
MorganStanleyDeanWitter 0% 3/3             61744Y181      114        10000   SH    Sole                 10000
Alliance Worldwide Privatizati             01879X103      242    17607.546   SH    Sole              17607.55
MrgnStnly AsiaPacific Fd                   61744U106      485        37000   SH    Sole                 37000
MrgnStnly India Invstmnt Fd                61745C105      835        26000   SH    Sole                 26000
REPORT SUMMARY                       56 DATA RECORDS   138194
